DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6,252	$ 6,127
Deferred tax liabilities	(7,139)	(7,855)
Net deferred tax assets/(liabilities)	(887)	(1,728)	$ (2,134)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,027	815
Deferred tax liabilities	(9)	(37)
Net deferred tax assets/(liabilities)	1,018	778	350
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets
Deferred tax liabilities	(6,099)	(7,189)
Net deferred tax assets/(liabilities)	(6,099)	(7,189)	(9,443)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	642	668
Deferred tax liabilities
Net deferred tax assets/(liabilities)	642	668	1,006
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,838	4,311
Deferred tax liabilities
Net deferred tax assets/(liabilities)	3,838	4,311	3,510
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	745	333
Deferred tax liabilities	(1,031)	(629)
Net deferred tax assets/(liabilities)	$ (286)	$ (296)	$ 818